Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,500,000,000	1,500,000,000	1,500,000,000
Common stock, shares issued	1,010,836,084	1,439,453,962	499,521,084
Common stock, shares outstanding	1,010,836,084	1,419,453,962	499,521,084
Common stock, shares unissued	121,567,017	17,642,017
Common stock, shares held by subsidiary		608,272,878	25,000,000
Treasury stock, shares		20,000,000